Intangible Assets (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Depreciation and amortization expense	$ 1,148,603	$ 41,462	$ 486,184	$ 57,853